OPERATING EXPENSES	12 Months Ended
Dec. 31, 2025
OPERATING EXPENSES
OPERATING EXPENSES
NOTE 34 - OPERATING EXPENSES

	12/31/2025	12/31/2024	12/31/2023
Fuel for electricity production	(1,012,806)	(1,991,855)	(2,042,867)
Construction	(5,065,204)	(4,286,914)	(3,291,132)
Depreciation and amortization	(4,576,919)	(3,987,774)	(3,621,342)
Donations and contributions	(68,467)	(145,085)	(111,101)
Charges on use of the electricity grid	(4,022,746)	(3,954,730)	(3,482,126)
Energy purchased for resale	(6,339,557)	(4,992,480)	(3,028,226)
Material	(214,224)	(220,042)	(251,098)
Estimated losses/Operating provisions (34.1)	(635,737)	226,600	(1,776,587)
Personnel	(3,690,540)	(3,980,847)	(4,784,354)
Results of acquisitions and divestments¹	(7,229,469)	(46,581)	(704,467)
Services	(2,202,087)	(2,237,706)	(2,361,562)
Others	(508,613)	(1,084,750)	(674,774)
	(35,566,369)	(26,702,164)	(26,129,636)
¹The amount substantially relates to the reclassification of Eletronuclear as an asset held for sale in the amount of R$7,289,762. See Note 39.

34.1 - Estimated Losses / Operating Provisions

	12/31/2025	12/31/2024	12/31/2023
Reversal (provision) for litigation	(884,649)	160,290	1,246,332
Onerous Contracts (see note 22)	288,120	386,693	(862,029)
Reversals (Constitutions) on estimated losses on investments (see note 16)	208,796	250,069	175,549
Refunds to the RGR Fund	—	—	(558,360)
Implementation of Actions - Compulsory Loan (see note 28)	(201,303)	(70,207)	38,987
Actuarial Costs/Expenses	(345,859)	(490,053)	(559,949)
ECL - Consumers and resellers (see note 9)	(217,268)	(391,334)	(466,598)
ECL - Other credits	133,257	(168,906)	39,906
ECL - Financing and loans (see note 13)	166,125	(14,553)	(21,618)
Impairment (see note 19)	226,734	533,774	(956,492)
Others	(9,690)	30,827	147,685
	(635,737)	226,600	(1,776,587)